Income Taxes (Schedule Of Effective Income Tax Rate Reconciliation) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pacific Gas And Electric Company [Member]
Federal statutory income tax rate	35.00%	35.00%	35.00%
State income tax (net of federal benefit)	1.10%	0.70%	1.60%
Effect of regulatory treatment of fixed asset differences	(4.40%)	(3.10%)	(2.70%)
Tax credits	(0.50%)	(0.40%)	(0.50%)
IRS audit settlements		0.10%	(4.50%)
Benefit of loss carryback	(1.90%)
Non deductible penalties	6.50%	0.20%
Other, net	(1.50%)	0.70%	(1.50%)
Effective tax rate	34.30%	33.20%	27.40%
Utility [Member]
Federal statutory income tax rate	35.00%	35.00%	35.00%
State income tax (net of federal benefit)	1.60%	1.00%	1.40%
Effect of regulatory treatment of fixed asset differences	(4.20%)	(3.00%)	(2.60%)
Tax credits	(0.50%)	(0.40%)	(0.50%)
IRS audit settlements		(0.20%)	(4.20%)
Benefit of loss carryback	(2.10%)
Non deductible penalties	6.30%	0.20%
Other, net	0.10%	1.30%	(1.30%)
Effective tax rate	36.20%	33.90%	27.80%